Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Movement in Valuation Allowances and Reserves [Roll Forward]
Income tax benefit		$ (319.4)		$ (148.9)		$ (76.5)
Returns and Allowances
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		68.6		51.8		64.4
Charged to Costs and Expenses	[1]	168.3		149.3		136.8
Charged to Other Accounts		0.0		24.3	[2]	0.0
Deductions	[3]	(180.7)		(156.8)		(149.4)
Balance at End of Period		56.2		68.6		51.8
Provision for Doubtful Accounts
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		9.0		6.0		4.1
Charged to Costs and Expenses	[1]	(1.0)		(0.2)		1.9
Charged to Other Accounts		0.0		3.2	[2]	0.0
Deductions		(0.5)	[4]	0.0		0.0
Balance at End of Period		7.5		9.0		6.0
Deferred Tax Valuation Allowance
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period		5.9		10.1		9.3
Charged to Costs and Expenses	[1]	67.3		0.4		0.0
Charged to Other Accounts		0.0		1.4	[2]	0.8
Deductions		0.0		(6.0)	[5]	0.0
Balance at End of Period		$ 73.2		5.9		$ 10.1
Income tax benefit				(1.4)
Other comprehensive income				$ 4.6

[1]	Charges for returns and allowances are charges against revenue.
[2]	Opening balances due to the acquisition of Starz on December 8, 2016.
[3]	Actual returns and fluctuations in foreign currency exchange rates.
[4]	Uncollectible accounts written off and fluctuations in foreign currency exchange rates.
[5]	Valuation allowance reversal, of which $1.4 million was recorded as a tax benefit in the consolidated statement of income, and $4.6 million was recorded in other comprehensive income. The $4.6 million relates to the gain on Starz investment.